Finance Income and Costs - Details of Finance Income and Costs (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩) shares
Analysis of income and expense [abstract]
Gain on disposal of shares of convertible redeemable bonds | ₩	₩ 58,000
Disposal of shares of convertible redeemable bonds | shares	200,000